Appendix II: Board and Senior Management Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation [Abstract]
Schedule of Key Management Personnel Compensation
Set forth below are the amounts established in fiscal year 2021 as fixed amounts for belonging to the Board of Directors, the Executive Commission and the Advisory or Control Committees of Telefónica and the attendance fees for attending meetings of the Advisory or Control Committees of the Board of Directors:

Compensation of the Board of Directors and of the Committees thereof

Amounts in euros
Position	Board of Directors	Executive Commission	Advisory or Control Committees (*)
Chairman	240,000	80,000	22,400
Vice chairman	200,000	80,000	—
Executive Member	—	—	—
Proprietary Member	120,000	80,000	11,200
Independent Member	120,000	80,000	11,200
Other external	120,000	80,000	11,200
(*) In addition, the amount of the attendance fee for each of the meetings of the Advisory or Control Committees is 1,000 euros.
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,807,738	—	1,929,066	7,659,904
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	11,000	—	91,200	—	302,200
Mr. José Javier Echenique Landiríbar	—	200,000	23,000	—	113,600	—	336,600
Mr. Ángel Vilá Boix	1,600,000	—	—	2,640,000	—	1,620,563	5,860,563
Mr. Juan Ignacio Cirac Sasturain	—	120,000	21,000	—	22,400	—	163,400
Mr. Peter Erskine	—	120,000	23,000	—	113,600	—	256,600
Ms. Carmen García de Andrés	—	120,000	21,000	—	22,400	—	163,400
Ms. María Luisa García Blanco	—	120,000	23,000	—	22,400	—	165,400
Mr. Peter Löscher	—	120,000	22,000	—	108,800	—	250,800
Ms. Verónica Pascual Boé	—	120,000	10,000	—	11,200	—	141,200
Mr. Francisco Javier de Paz Mancho	—	120,000	32,000	—	124,800	—	276,800
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. María Rotondo Urcola[7]	—	30,000	2,000	—	2,800	—	34,800
Ms. Claudia Sender Ramírez	—	120,000	19,000	—	20,700	—	159,700
1. Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
3. Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2021 and paid in the year 2022. In reference to the bonus corresponding to 2020, which was paid in 2021, Executive Board Member Mr José María Álvarez-Pallete López received 3,111,960 euros and Executive Board Member Mr Ángel Vilá Boix received 2,157,600 euros.
5. Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Commission and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A. It also includes the amount received as extraordinary variable remuneration, approved by the Board of Directors at the proposal of the Nominating, Compensation and Corporate Governance Committee for the Executive Chairman and the Chief Executive Officer of the Company, in recognition of their efforts and special dedication in relation to the achievement of certain strategic milestones and the execution of certain corporate operations of singular relevance. By virtue of the aforementioned extraordinary variable remuneration, the Executive Chairman, Mr. José María Álvarez-Pallete López, received 1,923,100 euros and the Chief Executive Officer, Mr. Ángel Vilá Boix, received 1,600,000 euros.
7. Ms María Rotondo Urcola was appointed Director of the Company on September 29, 2021, thus including the amounts received since that date.
Likewise, Ms Sabina Fluxà Thienemann, Mr Jordi Gual Solé and Mr Ignacio Moreno Martínez ceased to hold office as directors on September 29, 2021 (Ms Fluxà) and December 15, 2021 (Mr Gual and Mr Moreno), and the remuneration accrued and/or received by them in 2021 until the aforementioned dates is shown below.

(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Ms. Sabina Fluxà Thienemann	—	90,000	—	—	—	—	90,000
Mr. Jordi Gual Solé	—	120,000	22,000	—	22,400	—	164,400
Mr. Ignacio Moreno Martínez	—	120,000	31,000	—	44,800	—	195,800

1 to 6: The definitions of these concepts are included in the table above.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:
OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	107,026	—	—	—	51,041	158,067
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. Peter Erskine	—	63,333	—	—	—		63,333
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	51,041	51,041
Mr. Peter Löscher	—	100,000	—	—	—	—	100,000
Ms. Verónica Pascual Boé	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	205,593	—	—	—	88,960	294,553
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. María Rotondo Urcola[7]	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	37,919	37,919
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2020 and paid in the year 2021 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group. 6. Also included are the amounts received for membership of the Advisory Boards of Telefónica España and Telefónica Hispanoamérica, constituted in May 2021.
7. Ms María Rotondo Urcola was appointed Director of the Company on September 29, 2021.
Likewise, Ms Sabina Fluxà Thienemann, Mr Jordi Gual Solé and Mr Ignacio Moreno Martínez did not accrue and/or receive any remuneration in 2021 for the aforementioned items.
Schedule of Long-term Savings Systems of Key Management Personnel Compensation
LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2021
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix	560,000
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:
(Amounts in euros)

Directors	Contribution to Pension Plans	Contribution to Executive Social Welfare Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus[2]
Mr. José María Álvarez-Pallete López	8,000	540,968	124,117
Mr. Ángel Vilá Boix	8,000	487,840	64,160
1. Contributions to the Executive Social Welfare Plan established in 2006, financed exclusively by the Company, to complement the current Pension Plan, which involves defined contributions equivalent to a certain percentage of the fixed remuneration of the Director, depending on the professional levels in the organization of the Telefónica Group.
2. Contributions to Unit link-type Insurance/Pension Plan Surplus: In 2015 and 2021, applicable law reduced the financial and tax limits of the contributions to Pension Plans; for this reason, in order to compensate for the difference in favor of the Beneficiaries, a Unit-link type group insurance policy was arranged to channel such differences that occur during each fiscal year.
This Unit-link type insurance is arranged with the entity Plus Ultra, Seguros Generales y Vida, S.A. de Seguros y Reaseguros (after the merger through absorption of Seguros de Vida y Pensiones Antares, S.A.U. by Plus Ultra), and covers the same contingencies as those of the “Pension Plan” and the same exceptional liquidity events in case of serious illness or long-term unemployment.
Schedule of Life Insurance Premiums of Key Management Personnel Compensation	LIFE INSURANCE PREMIUMS (Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	30,903
Mr. Ángel Vilá Boix	24,234

Schedule of PSP of Key Management Personnel Compensation

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	267,000
Mr. Ángel Vilá Boix	198,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.

Directors	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	1,094,000
Mr. Ángel Vilá Boix	819,000
(*) Maximum possible number of shares to be received in case of maximum completion of FCF and TSR target.